Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Public offering of shares
On January 16, 2024, Inter&Co announced the start of a public offering of 32,000,000 (thirty-two million) class A common shares. The offering was priced on January 18, 2024 at R$ 21.74 (US$ 4.40) per share, and the settlement of the offering took place on January 22, 2024, resulting in a gross capital raising of R$ 619,520,000 (US$ 140,800,000).
In addition, the Company granted to the offering coordinators the option to purchase up to 4,800,000 additional Class A common shares for up to 30 days from the date of the offering.
Public action in the USA
On January 2, 2024, Plaintiff Eddie Verri filed a putative class action in the United States District Court against Inter&Co Payments, Inc. alleging violations of the Telephone Consumer Protection Act (the “TCPA”). Mr. Verri is seeking statutory damages on behalf of himself and all the members of the putative class that he seeks to represent. The allegations stem from text messages allegedly sent without consent to the plaintiff and other customers whose cell phone numbers were allegedly registered in the National Do Not Call Registry. The total amount at issue has not been specified in the complaint. The statutory damages for each text message determined to have been sent in violation of the TCPA is up to $500 (for a negligent violation) and up to $1,500 (for a knowing or willful violations). We have filed a response asserting our defenses to the claim. We intend to continue to vigorously defend the case.
Put Options Inter&Co Payments
We paid part of the purchase price of the Inter&Co Payments, Inc acquisition using our Class A common shares and granted the former Inter&Co Payments, Inc shareholders put options to sell such Class A common shares back to us subject to the terms and conditions set forth in the Inter&Co Payments, Inc acquisition documents. In January 2024, the former Inter&Co Payments, Inc shareholders exercised another part of their put options and, in connection with such exercise, we acquired 160,875 Class A Common Shares for an average price of of US$20.51 per share (equivalent to R$101.28 per share based on the selling exchange rate of R$4.9381 in effect as of December 31, 2023 as published by the Central Bank).
Payment of Dividends
In April 2024, Inter&Co declared and paid dividends of a cash dividend of US$0.03 per common share.